Segment Information (Schedule of Segment Asset Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditure	$ 507	$ 878	$ 1,707
Depreciation and amortization	1,973	2,114	2,138
Injection Molded Plastic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	66,741	71,615	72,691
Capital expenditure	251	711	1,644
Depreciation and amortization	1,754	1,849	1,802
Electronic Products [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	28,638	28,554	27,708
Capital expenditure	256	167	63
Depreciation and amortization	219	265	336
Segment Total [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	95,379	100,169	100,399
Capital expenditure	507	878	1,707
Depreciation and amortization	$ 1,973	$ 2,114	$ 2,138